DWS VARIABLE SERIES II

          SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF
                             THE LISTED PORTFOLIOS:

                                -----------------

                          DWS Janus Growth & Income VIP
                           DWS Davis Venture Value VIP

The Board of each portfolio noted above has given preliminary approval to a proposal by Deutsche Investment Management Americas Inc. ("DIMA"), the advisor of each portfolio, to effect the following portfolio mergers:

----------------------------------------------------------------------------------------
Acquired Portfolios                      Acquiring Portfolios
----------------------------------------------------------------------------------------
DWS Janus Growth & Income VIP            DWS Variable Series I: DWS Capital Growth VIP
----------------------------------------------------------------------------------------
DWS Davis Venture Value VIP              DWS Variable Series II: DWS Large Cap Value VIP
----------------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by a portfolio's Board and approval by shareholders of the Acquired Portfolios at a shareholder meeting expected to be held on or about the first quarter of 2009. Prior to the shareholder meeting, you and your insurance company will receive: (i) a proxy statement/prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger; and (ii) a prospectus for the applicable Acquiring Portfolio. You will also receive a voting instruction form and instructions on how to submit your voting instructions to your insurance company. Your insurance company, as shareholder, will actually vote the shares corresponding to your investment (likely by executing a proxy card) once it receives your voting instructions.














               Please Retain This Supplement for Future Reference


December 1, 2008
st-VS_merger